SEGMENT REPORTING - Revenue and Non current assets by geographic location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 12,778,262	$ 7,633,776	[1]	$ 9,949,057	[1]
Non-current assets	11,099,245	12,021,110		11,754,343
Europe / Middle East / Africa
Disclosure of geographical areas [line items]
Revenue	5,185,588	3,078,736		3,770,628
Non-current assets	8,477,393	504,655		7,786,240
Asia / Pacific
Disclosure of geographical areas [line items]
Revenue	4,894,073	2,959,709		4,588,530
Non-current assets	2,120,102	11,000,159		3,968,103
North America / South America
Disclosure of geographical areas [line items]
Revenue	2,698,601	1,595,331		1,589,899
Non-current assets	501,750	516,296
Education
Disclosure of geographical areas [line items]
Revenue	9,676,052	5,618,210		5,517,061
Non-current assets	502,352	1,016,870		962,424
Education | Europe / Middle East / Africa
Disclosure of geographical areas [line items]
Revenue	3,630,760	2,068,037		1,818,859
Non-current assets	602	802
Education | Asia / Pacific
Disclosure of geographical areas [line items]
Revenue	3,346,691	1,954,842		2,108,503
Non-current assets		499,772		962,424
Education | North America / South America
Disclosure of geographical areas [line items]
Revenue	2,698,601	1,595,331		1,589,899
Non-current assets	501,750	516,296
Campus
Disclosure of geographical areas [line items]
Revenue	3,102,210	2,015,566		4,431,996
Non-current assets	10,596,893	11,004,240		10,791,919
Campus | Europe / Middle East / Africa
Disclosure of geographical areas [line items]
Revenue	1,554,828	1,010,699		1,951,769
Non-current assets	8,476,791	503,853		7,786,240
Campus | Asia / Pacific
Disclosure of geographical areas [line items]
Revenue	1,547,382	1,004,867		2,480,027
Non-current assets	$ 2,120,102	$ 10,500,388		$ 3,005,679

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination